Net interest income	12 Months Ended
Dec. 31, 2017
Net interest income [Abstract]
Net interest income

6.     Net interest income

	R$ thousand
	Years ended December 31
	2017	2016	2015
Interest and similar income
Loans and advances to banks	5,073,435	8,689,348	8,349,194
Loans and advances to customers:
- Loans	64,767,081	69,530,396	62,472,012
- Leasing transactions	254,009	343,626	444,502
Financial assets:
- For trading	13,684,574	23,576,526	13,982,927
- Available for sale	11,351,320	11,572,618	11,629,493
- Held to maturity	4,883,103	6,514,933	5,253,616
Pledged as collateral	21,268,934	21,739,202	20,270,191
Compulsory deposits with the Central Bank	4,881,319	5,667,516	4,587,412
Other financial interest income	68,553	66,210	58,905
Total	126,232,328	147,700,375	127,048,252

Interest and similar expenses
Deposits from banks:
- Interbank deposits	(152,550)	(127,617)	(74,814)
- Funding in the open market	(22,564,515)	(26,767,039)	(23,509,785)
- Borrowings and onlending	(3,068,552)	(3,865,411)	(3,092,184)
Deposits from customers:
- Savings accounts	(5,730,457)	(6,712,509)	(6,450,258)
- Time deposits	(7,536,161)	(8,746,203)	(5,942,386)
Funds from issuance of securities	(13,262,613)	(17,124,502)	(11,570,606)
Subordinated debt	(5,100,017)	(6,298,555)	(4,669,830)
Insurance technical provisions and pension plans	(18,174,550)	(21,395,550)	(16,102,347)
Total	(75,589,415)	(91,037,386)	(71,412,210)

Net interest income	50,642,913	56,662,989	55,636,042